March 1, 2006

Securities and Exchange Commission

250 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Unified Series Trust
File Nos. 333-100654 and 811-21237
Rule 497(j) Certification

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Unified Series Trust (the "Trust") hereby certifies that (1) the form of prospectus and Statement of Additional Information with respect to the Dreman Contrarian Large, Mid and Small cap, Becker Value Equity Fund, Becker Small Cap Value Fund, Marathon Value Portfolio and Globalt Growth Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 58 to the Trust's Registration Statement, and (2) the text of Post-Effective Amendment No.58 has been filed electronically.

If you have any questions or would like further information, please call me at (317) 917-7000 ext. 7425.

Very truly yours,

/s/ Freddie Jacobs, Jr.

Freddie Jacobs, Jr.
Treasurer and Chief Financial Officer